INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($)
INCOME TAXES
Maximum future annual taxable income percentage	80.00%
Canadian research tax credit carryforwards	$ 1,686,270
Canadian loss carryforwards	55,850,632
Net operating loss carry-forwards	$ 2,795,000